16. Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events

On July 1, 2016, the Company received total proceeds of $0.5 million in connection with the APA financing arrangement. The APA provided for the issuance of certain warrants to purchase a number of share of the Company’s common stock equal to 50% of the number of shares issuable under the APA Notes. The Warrant has a five-year term and is exercisable upon grant. The exercise price per share under the Warrant is the lessor of $6.60 or 120% of the Capital Raise price, in the event there is a Capital Raise. If the APA Note is not repaid or converted on or before six months from the date of issuance, the Holder will be issued an additional warrant under the same terms as the Warrant.

Mr. M. Scott Maguire is our Chief Executive Officer. Mr. Maguire current annual salary is $505,735 pursuant to his written employment agreement with the Company. Of Mr. Maguire’s 2015 salary amount and 2016 salary amount through today, fifty percent (50%) has been paid in cash and fifty percent (50%) has been deferred and accrued pursuant to an unwritten arrangement between us and Mr. Maguire. On July 1, 2016, we issued a convertible promissory note in the amount of $369,958 and warrants to purchase 37,369 shares of our common stock at the Exercise Price to Mr. Maguire for the deferred salary. We also entered into a Deferred Salary Security Agreement with Mr. Maguire, pursuant to which Mr. Maguire agreed to continue to defer fifty percent (50%) of his salary until the earlier to occur of: (i) the closing of a public offering of our securities concurrent to a NASDAQ listing, or (ii) September 30, 2016 (the “Deferral End Date”). All deferred salary shall become due and payable on the Deferral End Date.  As security for the payment of the deferred salary, we granted Mr. Maguire a continuing subordinated security interest in our assets, including all inventory, accounts, accounts receivable, equipment, trademarks, contracts, copyrights and general intangibles.

On August 26 and September 9, 2016 we issued convertible promissory notes in the amount of $178,000 and $322,000, respectively, to Pharmsynthez. The notes are convertible into shares of our common stock at any time at a conversion price of $4.00 per share (subject to price protection and usual and customary adjustments) or may be applied toward the Offering, at the option of Pharmsynthez.

On September 19, 2016, SynBio, one of our largest shareholders exchanged 970,000 shares of common stock in the Company for an equal number of shares of Series A Preferred Stock.

The Company performed a review of events subsequent to the balance sheet date through the date the financial statements were issued and determined, except as disclosed herein, that there were no other such events requiring recognition or disclosure in the financial statements.

During the first quarter of 2016, the Company received total proceeds of $3.5 million in connection with the APA financing arrangement. The APA provided for the issuance of certain warrants to purchase a number of share of the Company’s common stock equal to 50% of the number of shares issuable under the APA Notes. The Warrant has a five-year term and is exercisable commencing March 31, 2016. The exercise price per share under the Warrant is the lessor of $6.60 or 120% of the Capital Raise price, in the event there is a Capital Raise. If the APA Note is not repaid or converted on or before six months from the date of issuance, the Holder will be issued an additional warrant under the same terms as the Warrant.

On June 1, 2016, the Company effected a reduction, on a 1 for 33 basis, in the authorized common stock, par value $0.001, along with a corresponding and proportional decrease in the number of shares issued and outstanding. See Note 2.

On August 26 and September 9, 2016 we issued convertible promissory notes in the amount of $178,000 and $322,000, respectively, to Pharmsynthez. The notes are convertible into shares of our common stock at any time at a conversion price of $4.00 per share (subject to price protection and usual and customary adjustments) or may be applied toward the Offering, at the option of Pharmsynthez.

On September 23, 2016, SynBio, LLC exchanged 970,000 shares of common stock in the Company for an equal number of shares of Series A Preferred Stock.